20. BORROWINGS (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Total TGS loan	$ 324
Rights over arbitration proceedings	(109)
Gain from discharge / cancellation of TGS loan	215
Loan principal balance
Disclosure of detailed information about borrowings [line items]
Total TGS loan	244
Interest and taxes
Disclosure of detailed information about borrowings [line items]
Total TGS loan	$ 80